FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial Instruments [Abstract]
Foreign currency increase (decrease)	(10.00%)
Impact of foreign currency increase (decrease)	$ 120,000	$ 250,000
Change in interest rates	1.00%
Impact of increase (decrease) in interest rates	$ 131,000	$ 552,000